Property and Equipment (Table)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Property and Equipment
Property and equipment consist of the following:

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Cost:
December 31, 2020	914	792	296	2,002
Additions:
Capital expenditures	35	29	14	78
Leases	62	10	-	72
Removed from service	(58)	(488)	(34)	(580)
Disposals of businesses	(16)	(1)	(2)	(19)
Translation and other, net	(14)	(42)	(3)	(59)
December 31, 2021	923	300	271	1,494
Additions:
Capital expenditures	11	7	6	24
Leases	39	11	2	52
Removed from service	(100)	(41)	(10)	(151)
Translation and other, net	(35)	(10)	(4)	(49)
December 31, 2022	838	267	265	1,370
Accumulated depreciation:
December 31, 2020	(545)	(684)	(228)	(1,457)
Depreciation	(98)	(61)	(18)	(177)
Removed from service	58	488	34	580
Disposals of businesses	13	-	2	15
Translation and other, net	5	41	1	47
December 31, 2021	(567)	(216)	(209)	(992)
Depreciation	(73)	(50)	(17)	(140)
Removed from service	100	41	10	151
Translation and other, net	14	6	5	25
December 31, 2022	(526)	(219)	(211)	(956)
Carrying amount:
December 31, 2021	356	84	62	502
December 31, 2022	312	48	54	414